Related party transactions (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Key Management
Disclosure of transactions between related parties [line items]
Short-term benefits	$ 2,384	$ 1,810
Total Key management personnel compensation	$ 5,865	2,948
Chairman of the Board of Directors and Spouse
Disclosure of transactions between related parties [line items]
Successive 1-year terms	1 year
Renewal term of agreement (in years)	1 year
Fees and expenses	$ 381	381
DSU Plan | Key Management
Disclosure of transactions between related parties [line items]
Plan expense	1,613	512
Stock option plan | Key Management
Disclosure of transactions between related parties [line items]
Plan expense	$ 1,868	$ 626